Note 13 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 1,451	€ 1,217	€ 1,198	[1]
Subtotal listed equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	1,231	1,098	1,098
Subtotal listed equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	1,100	987	960
Subtotal listed equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	131	111	138
Subtotal listed equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	27	33	31
Subtotal listed equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	79	52	44
Subtotal listed equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	9	6	7
Subtotal listed equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	17	20	56
Subtotal unlisted equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	220	119	100
Subtotal unlisted equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	46	12	12
Subtotal unlisted equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 174	€ 106	€ 87

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).